RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Due to related party	$ 510,962	$ 1,168,882
Royalty percentage	15.00%
Silver Falcon Mining, Inc. [Member]
Related Party Transaction [Line Items]
Due to related party	397,511	1,187,282
Monthly nonaccountable expense allowance	10,000
Annual lease payments	1,000,000
Bisell Investments, Inc. [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt	$ 113,451